Consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Intangible assets	$ 6,196	$ 6,196
Other non-current assets	18	23
Total non-current assets	6,214	6,219
Current assets
Prepaid expenses and other receivables	231	318
Cash and cash equivalents	12,279	22,651
Total current assets	12,510	22,969
Total assets	18,724	29,188
Non-current liabilities
Term loan, net of current portion	10,131	14,057
Other non-current liabilities	196	23
Total non-current liabilities	10,327	14,080
Current liabilities
Trade payables and accrued liabilities	7,207	10,890
Term loan, current portion	4,327
Payable on completion of clinical trial		500
Derivative liabilities	5,789	12,626
Total current liabilities	17,323	24,016
Total liabilities	27,650	38,096
Net assets (liabilities)	(8,926)	(8,908)
EQUITY
Share capital	4,032	3,589
Share premium	93,456	80,873
Group reorganization reserve	9,938	9,938
Accumulated deficit	(116,352)	(103,308)
Total deficit	$ (8,926)	$ (8,908)